Segmented Information - Schedule of Operating Segments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue (Note 5(a))	$ 13,481	$ 8,948
Cost of sales	(8,400)	(7,615)
Gross profit	5,081	1,333
Impairment reversal (Note 7(a))	215	(1,244)
Other operating income (expense)	(446)	(999)
Profit (loss) from operations	4,850	(910)
Net finance income (expense)	(210)	(268)
Non-operating income (expense)	(105)	43
Share of loss of associates and joint ventures	(3)	(1)
Profit (loss) before taxes	4,532	(1,136)
Capital expenditures	4,713	3,628
Goodwill (Note 16)	1,091	1,093
Total assets	47,368	41,278
Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	13,992	9,412
Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	(511)	(464)
Copper
Disclosure of operating segments [line items]
Revenue (Note 5(a))	3,452	2,419
Cost of sales	(1,711)	(1,560)
Gross profit	1,741	859
Impairment reversal (Note 7(a))	215	0
Other operating income (expense)	(14)	(323)
Profit (loss) from operations	1,942	536
Net finance income (expense)	(116)	(151)
Non-operating income (expense)	(137)	38
Share of loss of associates and joint ventures	(3)	1
Profit (loss) before taxes	1,686	424
Capital expenditures	3,074	1,990
Goodwill (Note 16)	389	391
Total assets	18,077	14,546
Copper | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	3,452	2,419
Copper | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	0	0
Zinc
Disclosure of operating segments [line items]
Revenue (Note 5(a))	3,063	2,700
Cost of sales	(2,375)	(2,177)
Gross profit	688	523
Impairment reversal (Note 7(a))	0	0
Other operating income (expense)	(41)	(98)
Profit (loss) from operations	647	425
Net finance income (expense)	(47)	(44)
Non-operating income (expense)	4	(4)
Share of loss of associates and joint ventures	0	0
Profit (loss) before taxes	604	377
Capital expenditures	259	247
Goodwill (Note 16)	0	0
Total assets	4,401	4,006
Zinc | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	3,574	3,164
Zinc | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	(511)	(464)
Steelmaking Coal
Disclosure of operating segments [line items]
Revenue (Note 5(a))	6,251	3,375
Cost of sales	(3,466)	(3,098)
Gross profit	2,785	277
Impairment reversal (Note 7(a))	0	0
Other operating income (expense)	153	(193)
Profit (loss) from operations	2,938	84
Net finance income (expense)	(91)	(56)
Non-operating income (expense)	0	13
Share of loss of associates and joint ventures	0	0
Profit (loss) before taxes	2,847	41
Capital expenditures	1,284	1,284
Goodwill (Note 16)	702	702
Total assets	18,390	17,266
Steelmaking Coal | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	6,251	3,375
Steelmaking Coal | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	0	0
Energy
Disclosure of operating segments [line items]
Revenue (Note 5(a))	715	454
Cost of sales	(848)	(780)
Gross profit	(133)	(326)
Impairment reversal (Note 7(a))	0	(1,244)
Other operating income (expense)	(21)	(28)
Profit (loss) from operations	(154)	(1,598)
Net finance income (expense)	(26)	(26)
Non-operating income (expense)	0	0
Share of loss of associates and joint ventures	0	0
Profit (loss) before taxes	(180)	(1,624)
Capital expenditures	83	91
Goodwill (Note 16)	0	0
Total assets	2,704	2,658
Energy | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	715	454
Energy | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	0	0
Corporate
Disclosure of operating segments [line items]
Revenue (Note 5(a))	0	0
Cost of sales	0	0
Gross profit	0	0
Impairment reversal (Note 7(a))	0	0
Other operating income (expense)	(523)	(357)
Profit (loss) from operations	(523)	(357)
Net finance income (expense)	70	9
Non-operating income (expense)	28	(4)
Share of loss of associates and joint ventures	0	(2)
Profit (loss) before taxes	(425)	(354)
Capital expenditures	13	16
Goodwill (Note 16)	0	0
Total assets	3,796	2,802
Corporate | Segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	0	0
Corporate | Less intra-segment revenue
Disclosure of operating segments [line items]
Revenue (Note 5(a))	$ 0	$ 0